Financial Instruments and Hedging Activities - Schedule of Derivative Instrument Split Between Short Term and Long Term (Detail) - Interest Rate Swap Contracts [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative fair value, net	$ (10.9)	$ (14.0)
Short Term Portion [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value, net	(5.1)	(5.6)
Long Term Portion [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value, net	$ (5.8)	$ (8.4)